Notes to the Balance Sheet - Summary of Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation Expense [Line Items]
Depreciation	€ 3,287	€ 4,370	€ 2,487
Cost of Sales [Member]
Depreciation Expense [Line Items]
Depreciation	0	0	0
Research and development [member]
Depreciation Expense [Line Items]
Depreciation	1,818	1,681	1,663
Impairment On Research And Development [Member]
Depreciation Expense [Line Items]
Depreciation	398	1,537	0
Selling [member]
Depreciation Expense [Line Items]
Depreciation	113	63	132
General and administrative [member]
Depreciation Expense [Line Items]
Depreciation	€ 958	€ 1,089	€ 692